Stock-Based Compensation (Details) - Schedule of summarizes the activity related to PSUs	12 Months Ended
Dec. 31, 2022 $ / shares shares
Stock-Based Compensation (Details) - Schedule of summarizes the activity related to PSUs [Line Items]
Balance Beginning	527,000
Granted	37,000
Forfeited	129,000
Balance Ending	619,000
Net revenue based [Member]
Stock-Based Compensation (Details) - Schedule of summarizes the activity related to PSUs [Line Items]
Balance Beginning	421,600
Granted	29,600
Forfeited	103,200
Balance Ending	495,200
Weighted average grant date fair value [Member]
Stock-Based Compensation (Details) - Schedule of summarizes the activity related to PSUs [Line Items]
Balance Beginning (in Dollars per share) | $ / shares	$ 7.61
Granted (in Dollars per share) | $ / shares	2.2
Forfeited (in Dollars per share) | $ / shares	7.92
Balance Ending (in Dollars per share) | $ / shares	$ 8
Cash flow based [Member]
Stock-Based Compensation (Details) - Schedule of summarizes the activity related to PSUs [Line Items]
Balance Beginning	105,400
Granted	7,400
Forfeited	25,800
Balance Ending	123,800
Weighted average grant date fair value [Member]
Stock-Based Compensation (Details) - Schedule of summarizes the activity related to PSUs [Line Items]
Balance Beginning (in Dollars per share) | $ / shares	$ 1.55
Granted (in Dollars per share) | $ / shares	1.55
Forfeited (in Dollars per share) | $ / shares	1.55
Balance Ending (in Dollars per share) | $ / shares	$ 2.44